                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6537

            Van Kampen Trust For Investment Grade New York Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


PAR
AMOUNT
(000)           DESCRIPTION                                               COUPON        MATURITY               VALUE

                MUNICIPAL BONDS    156.4%
                NEW YORK    147.5%
 $       1,000  Amherst, NY Indl Dev Agy Civic Fac Rev UBF Fac
                Student Hsg Ser B (AMBAC Insd)                             5.750%       08/01/30             $ 1,121,760
         1,250  Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of
                Buffalo Proj (FSA Insd)                                    5.750        05/01/23               1,404,237
         2,000  Erie Cnty, NY Pub Impt Ser A (FGIC Insd)                   5.250        03/15/20               2,167,640
         1,000  Erie Cnty, NY Pub Impt Ser C (AMBAC Insd)                  5.500        07/01/29               1,094,310
         1,610  Grand Central NY Dist Mgt Assn Cap Impt
                Business Impt & Rfdg (a)                                   5.000        01/01/16               1,724,712
         1,110  Islip NY Res Recovery 1985 Fac Ser E (a)                   5.750        07/01/18               1,241,468
         1,500  Long Island Pwr Auth NY Elec Sys Rev Gen Ser C             5.500        09/01/21               1,637,340
         1,000  Metropolitan Trans Auth NY Rev Ser A Rfdg
                (AMBAC Insd)                                               5.500        11/15/19               1,119,180
         2,000  Metropolitan Trans Auth NY Rev Ser A Rfdg (FSA
                Insd)                                                      5.000        11/15/30               2,092,480
         1,500  Metropolitan Trans Auth NY Svc Contract Ser A
                Rfdg                                                       5.125        01/01/29               1,589,565
         1,000  Metropolitan Trans Auth NY Svc Contract Ser B
                (MBIA Insd)                                                5.500        07/01/14               1,135,290
         1,500  Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM
                Boces Ser A (XLCA Insd)                                    5.000        07/01/24               1,584,480
         1,500  Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM
                Boces Ser A (XLCA Insd)                                    5.000        07/01/34               1,569,720
         2,000  Nassau Cnty, NY Interim Fin Auth Sales Tax Secd
                Ser A (Prerefunded @ 11/15/10)                             5.750        11/15/15               2,240,260
           730  Nassau Cnty, NY Interim Fin Auth Sales Tax Secd
                Ser A1 (AMBAC Insd)                                        5.375        11/15/15                 804,299
           920  New York City Hsg Dev Corp Multi-Family Hsg Rev
                Ser A (AMT)                                                5.850        11/01/20                 970,425
         2,000  New York City Hsg Dev Corp Rev Cap Fd Pgm NYC
                Hsg Auth Pgm Ser A (FGIC Insd)                             5.000        07/01/25               2,129,520
         1,000  New York City Indl Dev Agy Pkg Royal Charter-NY
                Presbyterian (FSA Insd)                                    5.250        12/15/11               1,100,300
         2,000  New York City Indl Dev Agy Spl Fac Rev Terminal
                One Group Assn Proj (AMT)                                  6.000        01/01/15               2,028,840
         1,000  New York City Muni Wtr Fin Auth Wtr & Swr Sys
                Rev                                                        5.500        06/15/33               1,090,790
         3,900  New York City Muni Wtr Fin Auth Wtr & Swr Sys
                Rev Ser B (FSA Insd)                                       5.250        06/15/29               4,078,542
         2,000  New York City Muni Wtr Fin Auth Wtr & Swr Sys
                Rev Ser D                                                  5.000        06/15/39               2,098,640
         1,325  New York City Muni Wtr Fin Ser B                           6.000        06/15/33               1,500,629
         2,000  New York City Ser E (FSA Insd)                             5.000        11/01/20               2,142,920
         3,000  New York City Ser G                                        5.000        12/01/24               3,149,340
         1,250  New York City Ser K                                        5.625        08/01/13               1,356,512
         1,000  New York City Ser K                                        5.000        08/01/24               1,052,690

         1,500  New York City Ser O                                        5.000        06/01/30               1,569,330
         5,000  New York City Transitional Cultural Res Rev
                Amern Museum Nat History Ser A Rfdg (MBIA Insd)            5.000        07/01/44               5,225,600
         1,500  New York City Transitional Fin Auth Rev Future
                Tax Secd Ser C (AMBAC Insd)                                5.250        08/01/21               1,635,570
         3,500  New York City Transitional Fin Auth Rev Future
                Tax Secd Ser D (MBIA Insd)                                 5.250        02/01/19               3,833,480
         2,330  New York City Hsg Dev Corp. Multi-Family Hsg
                Rev Ser C (AMT) (a)                                        4.800        05/01/37               2,332,540
         1,000  New York St Dorm Auth Lease Rev Master Boces
                Pgm Ser A (FSA Insd)                                       5.250        08/15/17               1,090,310
         2,200  New York St Dorm Auth Rev Catholic Hlth L.I.
                Oblig Grp                                                  5.000        07/01/27               2,246,772
         6,500  New York St Dorm Auth Rev FHA Insd Mtg
                Montefiore Hosp (FGIC Insd)                                5.000        08/01/33               6,818,305
         2,500  New York St Dorm Auth Rev Grace Manor Hlthcare
                Fac                                                        6.150        07/01/18               2,621,450
         1,000  New York St Dorm Auth Rev Hosp (MBIA Insd)                 5.000        08/01/33               1,052,950
         1,340  New York St Dorm Auth Rev Insd Brooklyn Law Sch
                Ser B (XLCA Insd)                                          5.375        07/01/23               1,480,271
         1,000  New York St Dorm Auth Rev Mem Sloan-Kettering
                Ctr Ser 1 (MBIA Insd)                                      5.000        07/01/20               1,059,770
           100  New York St Dorm Auth Rev Mental Hlth Ser D
                (FSA Insd) (a)                                             5.750        08/15/12                 110,378
         2,250  New York St Dorm Auth Rev Mental Hlth Svc Fac
                Impt Ser B (AMBAC Insd)                                    5.000        02/15/30               2,376,698
         1,250  New York St Dorm Auth Rev Mental Hlth Svc Fac
                Impt Ser B (AMBAC Insd)                                    5.000        02/15/35               1,317,388
           830  New York St Dorm Auth Rev Mental Hlth Svc Ser B
                (MBIA Insd)                                                5.250        08/15/31                 875,858
         1,000  New York St Dorm Auth Rev Sch Dist Fin Pgm Ser
                I (MBIA Insd)                                              5.750        10/01/18               1,133,100
         1,000  New York St Dorm Auth Rev Secd Hosp North Gen
                Hosp Rfdg                                                  5.750        02/15/18               1,113,320
         1,000  New York St Dorm Auth Rev St Univ Ed Fac 1989
                Res (MBIA Insd)                                            6.000        05/15/15               1,127,550
         1,000  New York St Dorm Auth Rev St Univ Ed Fac Ser A
                (MBIA Insd)                                                5.250        05/15/15               1,115,870
         5,010  New York St Dorm Auth Rev St Univ Ed Fac Ser B
                Rfdg                                                       5.250        05/15/19               5,560,098
         1,500  New York St Dorm Auth Rev Non St Supported Debt
                Sch Dist Bd Fin Ser C (MBIA Insd)                          5.000        04/01/35               1,578,030
         1,250  New York St Dorm Auth St Personal Income Tax
                Rev Ed Ser A (AMBAC Insd)                                  5.000        03/15/34               1,319,838
         1,365  New York St Energy Resh & Dev Auth Gas Fac Rev
                Brooklyn Union Gas Ser B (AMT) (MBIA Insd)                 6.750        02/01/24               1,401,637
         4,000  New York St Energy Resh & Dev Auth Gas Fac Rev
                Brooklyn Union Gas Ser C (AMT) (MBIA Insd)                 5.600        06/01/25               4,048,280
         1,640  New York St Environmental Fac Corp St Clean Wtr
                & Drinking Revolving Fd Pooled Fin Pgm I                   5.250        09/15/19               1,802,770
         2,000  New York St Environmental Fac Corp St Clean Wtr
                & Drinking Revolving Fd Ser B                              5.000        06/15/21               2,140,860
         3,500  New York St Hsg Fin Agy Rev Multi-Family Hsg
                Secd Mtg Pgm Ser A (AMT)                                   7.050        08/15/24               3,633,875
         2,000  New York St Hsg Fin Agy St Personal Income Tax
                Rev Econ Dev & Hsg Ser A (FGIC Insd)                       5.000        09/15/30               2,103,680
         3,000  New York St Loc Govt Assistance Corp Ser E Rfdg            6.000        04/01/14               3,479,940

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
         1,050  New York St Med Care Fac Fin Agy Rev Saint
                Peter's Hosp Proj Ser A (AMBAC Insd)                       5.375        11/01/20               1,066,233
         4,000  New York St Mtg Agy Rev Homeowner Mtg Ser 71
                (AMT)                                                      5.400        04/01/29               4,139,880
         4,460  New York St Mtg Agy Rev Homeowner Mtg Ser 79
                (AMT)                                                      5.300        04/01/29               4,620,738
         1,990  New York St Mtg Agy Rev Ser 101 (AMT)                      5.400        04/01/32               2,058,257
         2,000  New York St Twy Auth Hwy & Brdg Tr Fd Ser A
                (Prerefunded @ 04/01/12) (FSA Insd)                        5.250        04/01/19               2,187,260
         2,500  New York St Urban Dev Corp Rev Correctional Fac
                Ser A Rfdg                                                 5.500        01/01/14               2,749,875
         1,625  New York St Urban Dev Corp Rev Proj Ctr for
                Indl Innovation Rfdg                                       5.500        01/01/13               1,808,268
         1,000  Niagra Falls City Sch Dist Ctf Partn High Sch
                Fac Rfdg (FSA Insd)                                        5.000        06/15/25               1,059,520
         3,570  Niagara, NY Frontier Auth Arpt Buffalo Niagara
                Intl Arpt Ser A (AMT) (MBIA Insd)                          5.625        04/01/29               3,834,323
         1,430  Rensselaer, NY Hsg Auth Multi-Family Rev Mtg
                Renwyck Pl Ser A                                           7.650        01/01/11               1,494,493
         1,330  Rensselaer, NY Hsg Auth Multi-Family Rev Mtg
                Van Rensselaer Heights Ser A                               7.750        01/01/11               1,391,459
         5,445  Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser
                A                                                          5.250        01/01/18               5,937,990
         5,000  Triborough Brdg & Tunl Auth NY Rev Gen Purp Ser
                A                                                          5.000        01/01/32               5,301,800
         2,000  Westchester Tob Asset Securitization Corp NY               5.125        06/01/45               2,006,000
         1,145  Western Nassau Cnty, NY Wtr Auth Wtr Sys Rev
                (AMBAC Insd) (b)                                           5.000        05/01/26               1,219,986
         2,000  Yonkers, NY Indl Dev Agy Civic Cmnty Dev Ppty
                Yonkers Inc Ser A (Prerefunded @ 02/01/11) (c)             6.625        02/01/26               2,307,600
         1,700  Yonkers, NY Ser A (FGIC Insd) (a)                          5.750        10/01/14               1,919,912
                                                                                                       ------------------
                                                                                                             157,535,001
                                                                                                       ------------------

                PUERTO RICO    7.9%
         5,000  Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev
                Ser Y (FSA Insd)                                           6.250        07/01/21               6,284,800
         2,000  Puerto Rico Pub Bldg Auth Rev Govt Fac Ser I
                (Comwth Gtd)                                               5.250        07/01/33               2,142,560
                                                                                                       ------------------
                                                                                                               8,427,360
                                                                                                       ------------------

                U. S. VIRGIN ISLANDS    1.0%
         1,000  Virgin Islands Pub Fin Auth Rev Gross Rcpt
                Taxes Ln Nt Ser A (ACA Insd)                               6.125        10/01/29               1,116,410
                                                                                                       ------------------

TOTAL INVESTMENTS    156.4%
   (Cost $155,781,202)                                                                                       167,078,771

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.2%)                                                                 (188,342)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (56.2%)                                                (60,095,743)
                                                                                                       ------------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                            $106,794,686
                                                                                                       ==================


                  Percentages are calculated as a percentage of net assets applicable to common shares.
(a)               The Trust owns 100% of the bond issuance.

(b)               Security purchased on a when-issued or delayed delivery basis.
(c) All or a portion of this security has been physically segregated in connection with open futures contracts.
ACA             - American Capital Access
AMBAC           - AMBAC Indemnity Corp.
AMT             - Alternative Minimum Tax
Comwth Gtd      - Commonwealth of Puerto Rico
FGIC            - Financial Guaranty Insurance Co.
FSA             - Financial Security Assurance Inc.
MBIA            - Municipal Bond Investors Assurance Corp.
XLCA            - XL Capital Assurance Inc.

Future contracts outstanding as of July 31, 2005:

                                                                                                  UNREALIZED
                                                                                                 APPRECIATION/
                                                                                  CONTRACTS      DEPRECIATION
Short Contracts:
                  U.S. Treasury Notes 10-Year Futures September 2005
                   (Current Notional Value of $110,984 per contract)                  122                 $96,731
                                                                                 =================================

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade New York Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005